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Dana Large Cap Equity Fund
FUND SUMMARY DANA LARGE CAP EQUITY FUND
Investment Objective
The investment objective of the Dana Large Cap Equity Fund (the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dana Large Cap Equity Fund - USD ($)	Dana Large Cap Equity Fund Investor Class Shares	Dana Large Cap Equity Fund Institutional Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none
Fee for Redemptions Paid by Wire	$ 15.00	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dana Large Cap Equity Fund		Dana Large Cap Equity Fund Investor Class Shares	Dana Large Cap Equity Fund Institutional Class Shares
Management Fees		0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.26%	0.26%
Total Annual Fund Operating Expenses		1.16%	0.91%
Fee Waiver/Expenses Reimbursement		(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement	[1]	1.00%	0.75%
[1]	Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement reflects that Dana Investment Advisors, Inc. (the “Adviser”) has entered into an operating expense limitation agreement where it has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2025, so that Total Annual Fund Operating Expenses do not exceed 0.75% of the Fund’s average daily net assets. This operating expense limitation agreement does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement and the expense limitation in place at the time of the repayment. This operating expense limitation agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one-year numbers shown below reflect the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Dana Large Cap Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Dana Large Cap Equity Fund Investor Class Shares	102	353	623	1,395
Dana Large Cap Equity Fund Institutional Class Shares	77	274	488	1,105

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the portfolio turnover rate was 55%.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral, relative-value approach that has been used by the Adviser for its private clients since 1999. The investment process seeks to minimize volatility (and thus, control risk) by utilizing several strategies including, but not limited to, rebalancing the portfolio quarterly to be within 1% of its target benchmark sector weights, relatively equally weighting position sizes within each sector, and maintaining positions at less than 4% of the portfolio. In cases of holdings in the benchmark that are over 4%, the Fund has the flexibility to hold above 4% position weights, up to 110% of the weight of the holding within the benchmark, subject to the diversification limitations of the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s benchmark is the Standard & Poor’s 500® Index (“S&P 500”). “Sector-neutral, relative-value” refers to the Adviser striving to keep sector diversification within the Fund’s portfolio similar to that in its target benchmark. To do this, the Adviser will generally emphasize valuation metrics within each sector when analyzing securities. Valuation metrics may include evaluating the pricing of a security based off its price to earnings ratio, price to cash flow ratio, price to book value ratio and earnings to growth ratio.

The Adviser employs a risk-controlled relative-value equity strategy. The starting universe used to select equity securities is the largest 700 companies listed on major U.S. exchanges, based on market capitalization. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in large cap equity securities, which the Adviser defines as companies having a market capitalization of over $10 billion at the time of purchase. While the Fund selects stocks from the 700 largest companies, the Fund may also invest a portion of its assets in equity securities of companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $10 billion, respectively). The Fund portfolio is designed to resemble the broad large-cap market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market. The investment process is a hybrid of quantitative and fundamental techniques. Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns. The portfolio managers may also sell a security when they determine that the company’s fundamentals are no longer compatible with the Fund’s objectives or when other securities offer a more attractive investment opportunity. Top-down risk controls would include sector neutrality to the Fund’s benchmark with relatively equal weighted positions generally limited to a maximum 4% weighting, subject to the exceptions described above. Such controls have historically reduced volatility by ensuring the portfolio is well diversified and not over concentrated to any particular sector or security.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts (“REITs”), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds (“ETFs”). The Fund may invest in ETFs to gain market exposure when there are significant cash flows.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Industry Risk. The Fund’s portfolio may be over-weighted in certain industries and under-weighted in other industries; therefore, any positive or negative developments affecting those industries will have a greater impact on the Fund.

Sector Risk. The Fund’s portfolio may be over-weighted in certain sectors such as information technology, health care, or financials; therefore, any negative development affecting those sectors will have a greater impact on the Fund.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Investor Class shares. The table below shows how the Fund’s average annual total returns for the one-year, five-year, and ten-year periods compare to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. The performance of the Fund’s Institutional Class Shares would differ from the Investor Class returns shown in the bar chart because the expenses of the Classes differ. Prior to October 13, 2017 Investor Class shares were known as Class N shares.

(as of December 31)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2020, 21.01% Worst Quarter: 1st Quarter, 2020, (22.17%)
Average Annual Total Returns (for the period ended December 31, 2023)
Average Annual Total Returns - Dana Large Cap Equity Fund	Label	1 Year	5 Years	10 Years
Dana Large Cap Equity Fund Investor Class Shares	Return Before Taxes	19.18%	13.15%	9.79%
Dana Large Cap Equity Fund Investor Class Shares | Return After Taxes on Distributions		15.92%	10.68%	7.97%
Dana Large Cap Equity Fund Investor Class Shares | Return After Taxes On Distributions and Sale of Fund Shares		13.65%	10.28%	7.70%
Dana Large Cap Equity Fund Institutional Class Shares	Return Before Taxes	19.50%	13.43%	10.50%
S&P 500		26.29%	15.69%	12.03%

After-tax returns are shown for the Investor Class shares only. After-tax returns for Institutional Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (855) 280-9648. Performance data current to the most recent quarter end may be obtained on the Fund’s website at www.danafunds.com.

Dana Large Cap Equity Fund | Investment Style Risk [Member]

Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Dana Large Cap Equity Fund | Stock Market Risk [Member]

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Dana Large Cap Equity Fund | Security Risk [Member]
Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.
Dana Large Cap Equity Fund | Industry Risk [Member]

Industry Risk. The Fund’s portfolio may be over-weighted in certain industries and under-weighted in other industries; therefore, any positive or negative developments affecting those industries will have a greater impact on the Fund.

Dana Large Cap Equity Fund | Sector Risk [Member]

Sector Risk. The Fund’s portfolio may be over-weighted in certain sectors such as information technology, health care, or financials; therefore, any negative development affecting those sectors will have a greater impact on the Fund.

Dana Large Cap Equity Fund | Mid Cap and Small Cap Risk [Member]

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

Dana Large Cap Equity Fund | ETF And Other Investment Company Risk [Member]

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Dana Large Cap Equity Fund | REIT Risk [Member]

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Dana Large Cap Equity Fund | Cybersecurity Risk [Member]

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such

3

companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Dana Epiphany Small Cap Equity Fund
FUND SUMMARY DANA EPIPHANY SMALL CAP EQUITY FUND
Investment Objective
The investment objective of the Dana Epiphany Small Cap Equity Fund (the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Dana Epiphany Small Cap Equity Fund Dana Epiphany Small Cap Equity Fund Institutional Class Shares USD ($)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none
Fee for Redemptions Paid by Wire	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dana Epiphany Small Cap Equity Fund Dana Epiphany Small Cap Equity Fund Institutional Class Shares
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.77%
Total Annual Fund Operating Expenses	1.52%
Fee Waiver/Expenses Reimbursement	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement	0.95%	[1]
[1]	Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement reflects that Dana Investment Advisors, Inc. (the “Adviser”) has entered into an operating expense limitation agreement where it has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2025, so that Total Annual Fund Operating Expenses do not exceed 0.95% of the Fund’s average daily net assets. This operating expense limitation agreement does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement and the expense limitation in place at the time of the repayment. This operating expense limitation agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one-year numbers shown below reflect the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Dana Epiphany Small Cap Equity Fund | Dana Epiphany Small Cap Equity Fund Institutional Class Shares | USD ($)	97	424	775	1,764

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 59%.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral, relative-value approach that has been used by the Adviser with its private clients since 1999. The investment process seeks to minimize volatility (and thus, control risk) by utilizing several strategies including, but not limited to, rebalancing the portfolio quarterly to be within 1% of its target benchmark sector weights, relatively equally weighting position sizes within each sector, and maintaining positions at less than 4% of the portfolio. The Fund’s benchmark for sector weights is the Russell 2000® Index. “Sector-neutral, relative-value” refers to the Adviser striving to keep sector diversification within the Fund’s portfolio similar to that in its target benchmark. To do this, the Adviser will generally emphasize valuation metrics within each sector when analyzing securities. Valuation metrics may include evaluating the pricing of a security based off its price to earnings ratio, price to cash flow ratio, price to book value ratio and earnings to growth ratio.

The Adviser employs a risk-controlled relative-value equity strategy. Under normal circumstances, the Fund will invest at least 80% of its net assets in a diversified portfolio of equity securities of small capitalization companies, with an emphasis on equity securities of U.S. issuers. The Fund considers small capitalization companies to be companies within the range of those companies included in the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index as of December 31, 2023 was $16 million to $15 billion. Because small capitalization companies are defined by reference to an index, the range of market capitalization companies in which the Fund invests may vary with market conditions. The Fund may also invest a portion of its assets in equity securities of companies of any size, including what are commonly referred to as mid-cap and large-cap companies (generally those companies with market capitalizations exceeding $5 billion). The Fund may invest up to 20% of its net assets in securities other than small capitalization companies.

The Fund portfolio is designed to resemble the small cap market, add value above market returns through superior stock selection, yet exhibit lower volatility than the small cap market. Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns. The portfolio managers may also sell a security when they determine that the company’s fundamentals are no longer compatible with the Fund’s objectives or when other securities offer a more attractive investment opportunity. Top-down risk controls would include sector neutrality to the Fund’s benchmark with relatively equal weighted positions limited to a maximum 4% weighting. Such controls have historically reduced volatility by ensuring the portfolio is well diversified and not over concentrated to any particular sector or security.

The Adviser’s faith-based screening process is then applied to the eligible securities. Under normal circumstances, at least 80% of the Fund’s net assets will be subject to the faith-based screening process. Application of the screening process is based on information known by the Adviser and information provided by third parties that compile and publish such data. As part of this process, the Adviser incorporates faith-based information from a variety of third-party vendors, including MSCI, Sustainalytics, Institutional Shareholder Services (ISS), and Bloomberg. The Adviser then uses this information to apply proprietary quantitative modeling to analyze faith-based criteria about eligible securities. In addition, the Adviser incorporates negative screening (exclusions) based on enumerated criteria. These enumerated screening criteria are consistent with the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines and other Christian teachings, which the Adviser believes are based on responsible investing consistent with Christian moral and social justice principles. These criteria are reviewed from time to time by the Adviser.

Companies will generally be excluded that are known to:

•	Directly participate in abortion;
•	Manufacture contraceptives;
•	Produce pornographic media content;
•	Engage in scientific research on human fetuses or embryos;
•	Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;
•	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The screening process is designed to measure a company’s impact on people, communities and the market and is an integral part of the investment process.

Once it has been determined that a company is eligible for investment, the portfolio managers apply economic criteria to select equity securities for the Fund's portfolio to correlate to the stock sectors of the Russell 2000® Index. Economic criteria used includes the company’s valuation, growth potential, dividend policy, and other economic factors. The portfolio holdings of eligible companies within each sector are relatively weighted as equally as feasible at the time of purchase, with the portfolio managers purchasing new positions approximately equal in weight to the other companies held within the applicable sector. The Adviser will rebalance the portfolio holdings from time to time as it deems appropriate. From time to time investments may no longer be considered eligible given changes in their economic outlook or their compliance with the Adviser’s screening process. In such a case, the Fund may sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the screening process is at the discretion of the Adviser, who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested. In addition to common stocks, the Fund may from time to time purchase other equities such as real estate investment trusts ("REITs"), shares of other investment companies and exchange-traded funds ("ETFs"), mainly as an alternative to holding cash prior to investment. To the extent that investments in other investment companies and ETFs are included in order to satisfy the requirement to invest at least 80% of the Fund’s net assets according to the faith-based guidelines outlined above, the Fund will take reasonable steps to verify that the holdings of these underlying funds meet the faith-based screening criteria.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Faith-Based Screening Risk. The universe of acceptable investments for the Fund may be limited as compared to other funds due to the Fund’s faith-based investment screening. Because the Fund does not invest in companies that do not meet its faith-based criteria, and the Fund may sell portfolio companies that subsequently violate its screens, the Fund may be riskier than other mutual funds that invest in a broader array of securities. Although the Adviser believes that the Fund can achieve its investment objective within the parameters of faith-based investing, eliminating certain securities as investments may have an adverse effect on the Fund’s performance. Furthermore, when analyzing faith-based criteria for securities, to the extent the portfolio management team relies on the information and scoring models published by third party sources, there is a risk that this information might be incorrect or only take into account one of many faith-based components of portfolio companies. Moreover, scores and ratings across third party providers may be inconsistent or incomparable.

Small-Cap Risk. Stocks of small-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. Smaller companies may experience higher failure rates than do larger companies. Smaller companies may also have limited markets and product lines.

Mid-Cap Risk. Stocks of mid-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Industry Risk. The Fund’s portfolio may be over-weighted in certain industries and under-weighted in other industries; therefore, any positive or negative developments affecting those industries will have a greater impact on the Fund.

Sector Risk. The Fund’s portfolio may be over-weighted in certain sectors such as financials, health care, industrials, or information technology; therefore, any negative development affecting those sectors will have a greater impact on the Fund.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Institutional Class shares. The table below shows how the Fund’s average annual total returns for the one-year, five-year and since inception periods compare to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. During the period from inception of the Fund to November 1, 2020, the Fund was known as the Dana Small Cap Equity Fund, and during the period from inception of the Fund to October 1, 2020, the Fund’s investment strategy did not include an ESG or faith-based component. During the period from November 1, 2020 to February 28, 2024, the Fund was known as the Dana Epiphany ESG Small Cap Equity Fund, and during the period from October 1, 2020 to February 28, 2024, its investment strategy included both an ESG and a faith-based component. If the Fund’s current strategy was used, its performance during the periods presented below may have been different.

(as of December 31)

Highest/Lowest quarterly results during this time period were: Best Quarter: 4th Quarter, 2020, 29.04% Worst Quarter: 1st Quarter, 2020, (33.46%)
Average Annual Total Returns (for the period ended December 31, 2023)
Average Annual Total Returns - Dana Epiphany Small Cap Equity Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Dana Epiphany Small Cap Equity Fund Institutional Class Shares	Return Before Taxes	20.01%	11.21%	6.37%	Nov. 03, 2015
Dana Epiphany Small Cap Equity Fund Institutional Class Shares | Return After Taxes on Distributions		19.92%	10.50%	5.67%
Dana Epiphany Small Cap Equity Fund Institutional Class Shares | Return After Taxes On Distributions and Sale of Fund Shares		11.90%	8.91%	4.97%
Morningstar US Small Core Index		21.45%	11.63%	8.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (855) 280-9648. Performance data current to the most recent quarter end may be obtained on the Fund’s website at www.danafunds.com.

Dana Epiphany Small Cap Equity Fund | Investment Style Risk [Member]

Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Dana Epiphany Small Cap Equity Fund | Stock Market Risk [Member]

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Dana Epiphany Small Cap Equity Fund | Security Risk [Member]
Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.
Dana Epiphany Small Cap Equity Fund | Industry Risk [Member]

Industry Risk. The Fund’s portfolio may be over-weighted in certain industries and under-weighted in other industries; therefore, any positive or negative developments affecting those industries will have a greater impact on the Fund.

Dana Epiphany Small Cap Equity Fund | Sector Risk [Member]

Sector Risk. The Fund’s portfolio may be over-weighted in certain sectors such as financials, health care, industrials, or information technology; therefore, any negative development affecting those sectors will have a greater impact on the Fund.

Dana Epiphany Small Cap Equity Fund | ETF And Other Investment Company Risk [Member]

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Dana Epiphany Small Cap Equity Fund | REIT Risk [Member]

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in

9

the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Dana Epiphany Small Cap Equity Fund | Cybersecurity Risk [Member]

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Dana Epiphany Small Cap Equity Fund | Faith Based Screening Risk [Member]

Faith-Based Screening Risk. The universe of acceptable investments for the Fund may be limited as compared to other funds due to the Fund’s faith-based investment screening. Because the Fund does not invest in companies that do not meet its faith-based criteria, and the Fund may sell portfolio companies that subsequently violate its screens, the Fund may be riskier than other mutual funds that invest in a broader array of securities. Although the Adviser believes that the Fund can achieve its investment objective within the parameters of faith-based investing, eliminating certain securities as investments may have an adverse effect on the Fund’s performance. Furthermore, when analyzing faith-based criteria for securities, to the extent the portfolio management team relies on the information and scoring models published by third party sources, there is a risk that this information might be incorrect or only take into account one of many faith-based components of portfolio companies. Moreover, scores and ratings across third party providers may be inconsistent or incomparable.

Dana Epiphany Small Cap Equity Fund | Small Cap Risk [Member]

Small-Cap Risk. Stocks of small-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. Smaller companies may experience higher failure rates than do larger companies. Smaller companies may also have limited markets and product lines.

Dana Epiphany Small Cap Equity Fund | Mid Cap Risk [Member]

Mid-Cap Risk. Stocks of mid-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Dana Epiphany Equity Fund
FUND SUMMARY DANA EPIPHANY EQUITY FUND
Investment Objective
The investment objective of the Dana Epiphany Equity Fund (the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Dana Epiphany Equity Fund Dana Epiphany Equity Fund Institutional Class Shares USD ($)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none
Fee for Redemptions Paid by Wire	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dana Epiphany Equity Fund Dana Epiphany Equity Fund Institutional Class Shares
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver/Expenses Reimbursement	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement	0.85%	[1]
[1]	Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement reflects that Dana Investment Advisors, Inc. (the “Adviser”) has entered into an operating expense limitation agreement where it has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2025, so that Total Annual Fund Operating Expenses do not exceed 0.85% of the Fund’s average daily net assets. This operating expense limitation agreement does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement and the expense limitation in place at the time of the repayment. This operating expense limitation agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one-year numbers shown below reflect the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Dana Epiphany Equity Fund | Dana Epiphany Equity Fund Institutional Class Shares | USD ($)	87	299	529	1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was 60%.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through investment in publicly traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral relative-value approach that has been used by the Adviser since 1999.

The Fund employs a risk-controlled relative-value equity strategy. The Fund is designed to resemble the broad market, add value above market returns through superior stock selection and yet exhibit lower volatility than the market. The investment process combines quantitative and fundamental techniques. Individual securities in the Fund are chosen after fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment process seeks to minimize volatility (and thus control risk) by utilizing several strategies including, but not limited to, rebalancing the portfolio quarterly to be within 1% of its target benchmark sector weights, relatively equally weighting position sizes within each sector, and maintaining positions at less than 4% of the portfolio. In cases of holdings in the benchmark that are over 4%, the Fund has the flexibility to hold above 4% position weights, up to 110% of the weight of holding within the benchmark. The Fund’s benchmark is the Standard & Poor’s 500® Index (“S&P 500”). “Sector-neutral, relative-value” refers to the Adviser striving to keep sector diversification within the Fund’s portfolio similar to that in its target benchmark. To do this, the Adviser will generally emphasize valuation metrics within each sector when analyzing securities. Valuation metrics may include evaluating the pricing of a security based off its price to earnings ratio, price to cash flow ratio, price to book value ratio, and earnings to growth ratio.

Under normal circumstances, the Fund will invest at least 80% of its net assets in a diversified portfolio of equity securities. Normally, the Adviser selects from a group of equity securities with market capitalizations above $10 billion, although the Fund may also invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies. The Adviser’s faith-based screening process is then applied to the eligible securities. Under normal circumstances, at least 80% of the Fund’s net assets will be subject to the faith-based screening process. Application of the screening process is based on information known by the Adviser and information provided by third parties that compile and publish such data. As part of this process, the Adviser incorporates faith-based information from a variety of third-party vendors, including MSCI, Sustainalytics, Institutional Shareholder Services (ISS), and Bloomberg. The Adviser then uses this information to apply proprietary quantitative modeling to analyze faith-based criteria about eligible securities. In addition, the Adviser incorporates negative screening (exclusions) based on enumerated criteria. These enumerated screening criteria are consistent with the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines and other Christian teachings, which the Adviser believes are based on responsible investing consistent with Christian moral and social justice principles. These criteria are reviewed from time to time by the Adviser.

Companies will generally be excluded that are known to:

•	Directly participate in abortion;
•	Manufacture contraceptives;
•	Produce pornographic media content;
•	Engage in scientific research on human fetuses or embryos;
•	Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;
•	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The screening process is designed to measure a company’s impact on people, communities and the market and is an integral part of the investment process.

Once it has been determined that a company is eligible for investment, the portfolio managers apply economic criteria to select equity securities for the Fund's portfolio to correlate to the stock sectors of the S&P 500. Economic criteria used includes the company’s valuation, growth potential, dividend policy, and other economic factors. The portfolio holdings of eligible companies within each sector are relatively weighted as equally as feasible at the time of purchase, with the portfolio managers purchasing new positions approximately equal in weight to the other companies held within the applicable sector. The Adviser will rebalance the portfolio holdings from time to time as it deems appropriate. From time to time investments may no longer be considered eligible given changes in their economic outlook or their compliance with the Adviser’s screening process. In such a case, the Fund may sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the screening process is at the discretion of the Adviser, who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested. In addition to common stocks, the Fund may from time to time purchase other equities such as real estate investment trusts ("REITs"), shares of other investment companies and exchange-traded funds ("ETFs"), mainly as an alternative to holding cash prior to investment. To the extent that investments in other investment companies and ETFs are included in order to satisfy the requirement to invest at least 80% of the Fund’s net assets according to the faith-based guidelines outlined above, the Fund will take reasonable steps to verify that the holdings of these underlying funds meet the faith-based screening criteria.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Faith-Based Screening Risk. The universe of acceptable investments for the Fund may be limited as compared to other funds due to the Fund’s faith-based investment screening. Because the Fund does not invest in companies that do not meet its faith-based criteria, and the Fund may sell portfolio companies that subsequently violate its screens, the Fund may be riskier than other mutual funds that invest in a broader array of securities. Although the Adviser believes that the Fund can achieve its investment objective within the parameters of faith-based investing, eliminating certain securities as investments may have an adverse effect on the Fund’s performance. Furthermore, when analyzing faith-based criteria for securities, to the extent the portfolio management team relies on the information and scoring models published by third party sources, there is a risk that this information might be incorrect or only take into account one of many faith-based components of portfolio companies. Moreover, scores and ratings across third party providers may be inconsistent or incomparable.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Industry Risk. The Fund’s portfolio may be over-weighted in certain industries such as industrial services or health care technology, and under-weighted in other industries such as pharmaceuticals or defense; therefore, any positive or negative developments affecting those industries will have a greater impact on the Fund.

Sector Risk. The Fund’s portfolio may be over-weighted in certain sectors such as information technology, health care, or financials; therefore, any negative development affecting those sectors will have a greater impact on the Fund.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Performance

As the result of a reorganization, which occurred on December 19, 2018, the Fund adopted the historical performance of the Epiphany FFV Fund (the “Predecessor Fund”), a series of Epiphany Funds.

The returns presented below for the Fund reflect the performance of the Predecessor Fund for periods prior to December 19, 2018. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization consummated after the close of business on December 19, 2018, in which the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the Predecessor Fund (the “Reorganization”). The performance of the Institutional Class shares of the Fund is based on the performance of the Class I shares of the Predecessor Fund. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations.

The Predecessor Fund was managed by a different investment adviser and different portfolio managers than the Fund. The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and, prior to February 28, 2024 substantially similar strategies as the Predecessor Fund. While the Fund was substantially similar to the Predecessor Fund and theoretically would have invested in a similar portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in strategies, fees and expenses.

Prior to February 28, 2024, the Fund’s investment strategy included both an ESG and a faith-based component. If the Fund’s current strategy was used during that period, its performance during the periods presented below may have been different.

The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of its Institutional Class shares. Results prior to December 19, 2018 are for the Class I shares of the Predecessor Fund. The table below shows how the Fund’s average annual total returns for the one-year, five-year, and ten-year periods compare to those of a broad-based securities market index. Results prior to December 19, 2018 are for the Predecessor Fund. Past performance (before and after taxes) of the Fund and the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future. Prior to May 31, 2017, the Predecessor Fund’s Class I shares were called Class C shares, and the fee structure was different.  Those shares sold before May 31, 2017 were subject to a contingent deferred sales load, which is not reflected in the returns set forth in the table below.  If the contingent deferred sales load was included, the returns would be less than those shown.

(as of December 31)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2020, 21.91% Worst Quarter: 1st Quarter, 2020, (21.67%)
Average Annual Total Returns (for the period ended December 31, 2023)
Average Annual Total Returns - Dana Epiphany Equity Fund		Label	1 Year	5 Years	10 Years
Dana Epiphany Equity Fund Institutional Class Shares	[1]	Return Before Taxes	14.91%	11.54%	8.18%
Dana Epiphany Equity Fund Institutional Class Shares | Return After Taxes on Distributions			14.69%	10.38%	6.21%
Dana Epiphany Equity Fund Institutional Class Shares | Return After Taxes On Distributions and Sale of Fund Shares			8.97%	9.01%	5.88%
S&P 500 Index			26.29%	15.69%	12.03%
[1]	Returns shown for periods prior to December 19, 2018 are for Class I shares of the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (855) 280-9648. Performance data current to the most recent quarter end may be obtained on the Fund’s website at www.danafunds.com.

Dana Epiphany Equity Fund | Investment Style Risk [Member]

Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Dana Epiphany Equity Fund | Stock Market Risk [Member]

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Dana Epiphany Equity Fund | Security Risk [Member]
Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.
Dana Epiphany Equity Fund | Industry Risk [Member]

Industry Risk. The Fund’s portfolio may be over-weighted in certain industries such as industrial services or health care technology, and under-weighted in other industries such as pharmaceuticals or defense; therefore, any positive or negative developments affecting those industries will have a greater impact on the Fund.

Dana Epiphany Equity Fund | Sector Risk [Member]

Sector Risk. The Fund’s portfolio may be over-weighted in certain sectors such as information technology, health care, or financials; therefore, any negative development affecting those sectors will have a greater impact on the Fund.

Dana Epiphany Equity Fund | Mid Cap and Small Cap Risk [Member]

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

Dana Epiphany Equity Fund | ETF And Other Investment Company Risk [Member]

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Dana Epiphany Equity Fund | REIT Risk [Member]

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Dana Epiphany Equity Fund | Cybersecurity Risk [Member]

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Dana Epiphany Equity Fund | Faith Based Screening Risk [Member]

Faith-Based Screening Risk. The universe of acceptable investments for the Fund may be limited as compared to other funds due to the Fund’s faith-based investment screening. Because the Fund does not invest in companies that do not meet its faith-based criteria, and the Fund may sell portfolio companies that subsequently violate its screens, the Fund may be riskier than other mutual funds that invest in a broader array of securities. Although the Adviser believes that the Fund can achieve its investment objective within the parameters of faith-based investing, eliminating certain securities as investments may have an adverse effect on the Fund’s performance. Furthermore, when analyzing faith-based criteria for securities, to the extent the portfolio management team relies on the information and scoring models published by third party sources, there is a risk that this information might be

14

incorrect or only take into account one of many faith-based components of portfolio companies. Moreover, scores and ratings across third party providers may be inconsistent or incomparable.